Segments Results	12 Months Ended
Dec. 31, 2012
Segments Results [Abstract]
Segments Results
Note 12 - Segments Results

ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information", establishes standards for reporting information about operating segments. The following information is provided in accordance with the requirements of ASC 280-10 and is consistent with how business results are reported to the chief operating decision maker.

The Companys' segments are strategic business units that offer different  services to different industries and are managed accordingly. As a result of the acquisitions of the 711 business unit  in November 2008 (see note 1J), the Company presents two operating segments. The Company analyzes its operating segments based on the segment's gross profit. The Company has two reportable segments: (1) Content management and distribution services to television and radio broadcasting  industries  (hereinafter- Content management and distribution services), and (2) Mobile satellite communications services (hereinafter- Mobile satellite communication services).

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segment revenues and gross profit are presented below.

The Company's CODM (Chief Operating Decision Maker) does not review segment assets information in order to assess each segment performance. Furthermore, asset information is monitored at the corporate level and reported to the CODM on a total company basis versus a segment basis.

The following tables show components of results of operations by segment:

Year ended December 31, 2012

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,956	$104,444	$113,400

Gross profit	$1,587	$25,560	$27,147

Sales and marketing			7,388
General and administrative			10,106

Operating income			$9,653

Financial expenses, net			1,522

Other expenses, net			(1)

Income before taxes on in income			$11,174

Depreciation and amortization	$536	$8,347	$8,883

Year ended December 31, 2011
	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on in income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Year ended December 31, 2010

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$6,996	$95,031	$102,027

Gross profit	$390	$25,675	$26,065

Sales and marketing			6,380
General and administrative			9,194

Operating income			$10,491

Financial income, net			667

Income before taxes on in income			$11,158

Depreciation and amortization	$444	$6,010	$6,454

Revenue is attributed to geographic region based on the location of the customers.
Revenues and long lived assets by geographic areas:

	Year ended December 31
Revenues:	2010	2011	2012

North America	$24,464	$31,763	$32,844
Europe	45,476	48,181	48,325
Asia	9,278	9,537	10,578
Israel	7,329	9,884	8,908
Middle East (other than Israel)	13,930	11,900	10,006
Rest of the world	1,550	1,655	2,739

	$102,027	$112,920	$113,400

Long lived assets:		December 31	December 31
		2011	2012

Israel		$44,249	$41,529
North America		5,566	6,506
Total		$49,815	$48,035